Related Party Transactions (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related parties payable
	March 31, 2021	December 31, 2020
	(U.S. dollars in thousands)
Related Parties Payable due to management fee	151	126

	June 30, 2021	December 31, 2020
	(U.S. dollars in thousands)
Related Parties Payable due to management fee	162	126

	December 31, 2020	December 31, 2019
	(U.S. dollars in thousands)
Related Parties Payable due to management fee	126	105

Schedule of general and administrative expenses
	For the Period Ended March 31,
	2021	2020
	(U.S. dollars in thousands)
Management Fee	25	25

	For the Period Ended June 30,
	2021	2020
	(U.S. dollars in thousands)
Management Fee	50	50

	For the Year Ended December 31,
	2020	2019
	(U.S. dollars in thousands)
Management Fee	100	100